CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current
Cash and cash equivalents	$ 298,068	$ 179,447
Short-term investments	8,490	6,570
Restricted cash (note 14)	25,450	35,441
Trade receivables (note 1)	67,750	75,899
Inventories:
Ore stockpiles, current portion	52,342	28,155
Concentrates and dore bars	69,695	57,528
Supplies	222,630	182,389
Income taxes recoverable (note 9)	19,313	371
Available-for-sale securities (note 2 (b))	44,719	145,411
Fair value of derivative financial instruments (note 15)	1,835
Other current assets (note 2(a))	92,977	110,369
Total current assets	903,269	821,580
Other assets (note 2(c))	55,838	88,048
Goodwill (note 10)	229,279	229,279
Property, plant and mine development (note 3)	4,067,456	3,895,355
TOTAL ASSETS	5,255,842	5,034,262
Current
Accounts payable and accrued liabilities (note 11)	185,329	203,547
Reclamation provision (note 6(a))	16,816	26,069
Dividends payable	37,905
Interest payable (note 5)	13,602	9,356
Income taxes payable (note 9)	10,061
Capital lease obligations (note 13(a))	12,955	11,068
Fair value of derivative financial instruments (note 15)		4,404
Total current liabilities	276,668	254,444
Long-term debt (note 5)	830,000	920,095
Reclamation provision and other liabilities (note 6)	127,735	145,988
Deferred income and mining tax liabilities (note 9)	611,227	498,572
SHAREHOLDERS' EQUITY
Common shares (notes 7(a), 7(b), and 7(c)): Outstanding - 172,296,610 common shares issued, less 193,740 shares held in trust	3,241,922	3,181,381
Stock options (note 8(a))	148,032	117,694
Warrants (note 7(b))	24,858	24,858
Contributed surplus	15,665	15,166
Retained earnings (deficit)	7,046	(129,021)
Accumulated other comprehensive loss (note 7(d))	(27,311)	(7,106)
Total common shareholders' equity	3,410,212	3,202,972
Non-controlling interest		12,191
Total shareholders' equity	3,410,212	3,215,163
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 5,255,842	$ 5,034,262